Schedule of computation of basic and diluted loss per share (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Allocation of undistributed loss		$ (11,546,490)	$ (5,884,151)	$ (7,961,524)
Number of shares used in per share computation, basic	[1]	28,183,490	27,075,471	24,407,221
Number of shares used in per share computation, diluted	[1]	28,183,490	27,075,471	24,407,221
Basic loss per share		$ (0.41)	$ (0.22)	$ (0.33)
Diluted loss per share		$ (0.41)	$ (0.22)	$ (0.33)
Common Class A [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Allocation of undistributed loss		$ (9,587,938)	$ (4,845,217)	$ (6,402,122)
Number of shares used in per share computation, basic		23,402,915	22,294,896	19,626,646
Number of shares used in per share computation, diluted		23,402,915	22,294,896	19,626,646
Basic loss per share		$ (0.41)	$ (0.22)	$ (0.33)
Diluted loss per share		$ (0.41)	$ (0.22)	$ (0.33)
Common Class B [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Allocation of undistributed loss		$ (1,958,552)	$ (1,038,934)	$ (1,559,402)
Number of shares used in per share computation, basic		4,780,575	4,780,575	4,780,575
Number of shares used in per share computation, diluted		4,780,575	4,780,575	4,780,575
Basic loss per share		$ (0.41)	$ (0.22)	$ (0.33)
Diluted loss per share		$ (0.41)	$ (0.22)	$ (0.33)

[1]	Giving retroactive effect to the 1-for-20 share split effected on February 26, 2024 and additional issuance of 22,477,825 Class A Ordinary Shares and 4,780,575 Class B